Funding Debts - Liabilities to Individual Investors and Institutional Funding Partners (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Debt Instrument [Line Items]
Aggregate amount funded from funding sources	¥ 12,696,902	$ 1,739,468	¥ 17,938,230	¥ 19,836,846
Liabilities to Funding Partners
Debt Instrument [Line Items]
Weighted average interest rate	7.40%		9.10%
Aggregate amount funded from funding sources	¥ 4,380,000		¥ 3,893,000
Financing receivables, net	¥ 11,900		¥ 190,000